Investments in Associates - Summarized Financial Information of Associate, Income Statement (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Depletion		$ 60,308	$ 75,337
Administration expenses	[1]	(17,887)	(14,373)
Net income (loss) for the year		15,504	42,709
Other comprehensive income		4,955	(7,494)
Total comprehensive income for the year		20,459	35,215
Versamet Royalties Corp.
Disclosure of associates [line items]
Revenue		10,695	1,845
Depletion and cost of sales		(9,557)	(945)
Administration expenses		(5,665)	(5,762)
Other income (expenses)		1,743	(293)
Net income (loss) for the year		(2,784)	(5,155)
Other comprehensive income		563	248
Total comprehensive income for the year		(2,221)	(4,907)
Company's share of comprehensive net loss of associate		(393)	(1,164)
Horizon Copper Corp.
Disclosure of associates [line items]
Revenue		12,781	4,054
Depletion		7,699	4,536
Administration expenses		(1,660)	(1,456)
Other income (expenses)		(10,651)	(824)
Net income (loss) for the year		(7,229)	(2,762)
Other comprehensive income		(8)	(192)
Total comprehensive income for the year		(7,237)	(2,954)
Company's share of comprehensive net loss of associate		$ (2,453)	$ (1,004)

[1]	1.Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation